Preferred Stock (Narrative) (Detail) - ¥ / shares	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Class of Stock [Line Items]
Number of preferred stock outstanding (in shares)	0	0	0
Class 5 preferred stock
Class of Stock [Line Items]
Stock authorized (in shares)	400,000,000
Liquidation distribution per share	¥ 2,500
Class 6 preferred stock
Class of Stock [Line Items]
Stock authorized (in shares)	200,000,000
Liquidation distribution per share	¥ 2,500
Class 7 preferred stock
Class of Stock [Line Items]
Stock authorized (in shares)	200,000,000
Liquidation distribution per share	¥ 2,500